Long Term Debt - Additional Information (Detail) - Dermavant Sciences Ltd [Member] - USD ($) $ in Millions	1 Months Ended
	May 31, 2021	Jan. 31, 2020	May 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Oct. 31, 2018	Aug. 31, 2018
Debt Instrument [Line Items]
Debt principal amount			$ 20.0	$ 20.0	$ 20.0
Debt interest rate			9.95%
Debt Fee, end of term charge			$ 1.4	1.4	1.4
Proceed from equity and debt financing		$ 110.0
Proceeds from credit facility	$ 40.0
Prime Rate [Member]
Debt Instrument [Line Items]
Debt interest rate			4.45%
NovaQuest Agreement [Member]
Debt Instrument [Line Items]
Debt principal amount						$ 17.5	$ 100.0
Debt fair value				150.1	$ 89.1
NovaQuest Agreement [Member] | Regulatory Milestone [Member]
Debt Instrument [Line Items]
Maximum amount required milestone payments				440.6
Possible offset of regulatory milestone payments with commercial milestone				88.1
NovaQuest Agreement [Member] | Commercial Milestone [Member]
Debt Instrument [Line Items]
Maximum amount required milestone payments				$ 141.0